Consolidated Statements Of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 1,342,548	$ 1,343,058	$ 6,243,044	$ 6,246,884	$ 6,161,352
Operating expenses:
Direct operating expenses (excludes depreciation and amortization)	596,496	594,817	2,543,419	2,494,241	2,504,467
Selling, general and administrative expenses (excludes depreciation and amortization)	415,828	403,363	1,649,861	1,666,418	1,604,524
Corporate expenses (excludes depreciation and amortization)	72,705	83,763	324,182	297,366	239,399
Depreciation and amortization	174,871	182,182	730,828	729,285	763,306
Impairment charges		0	16,970	37,651	7,614
Other operating income, net	165	2,395	22,998	48,127	12,682
Operating income	82,813	81,328	1,000,782	1,070,050	1,054,724
Interest expense	431,114	385,525	1,649,451	1,549,023	1,466,246
Gain (loss) on marketable securities		0	130,879	(4,580)	(4,827)
Equity in earnings (loss) of nonconsolidated affiliates	(13,326)	3,641	(77,696)	18,557	26,958
Loss on extinguishment of debt	(3,916)	(3,888)	(87,868)	(254,723)	(1,447)
Other income (expense), net	1,541	(1,000)	(21,980)	250	(3,169)
Loss before income taxes	(364,002)	(305,444)	(705,334)	(719,469)	(394,007)
Income tax benefit (expense)	(68,388)	96,325	121,817	308,279	125,978
Consolidated net loss	(432,390)	(209,119)	(583,517)	(411,190)	(268,029)
Less amount attributable to noncontrolling interest	(8,200)	(6,116)	23,366	13,289	34,065
Net loss attributable to the Company	(424,190)	(203,003)	(606,883)	(424,479)	(302,094)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(2,217)	(23,413)	(33,001)	40,242	(29,647)
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	1,084	4,435	16,576	23,103	(224)
Unrealized holding gain on cash flow derivatives	0	14,823	48,180	52,112	33,775
Other adjustments to comprehensive income (loss)	3,309	(998)	6,732	1,135	(1,361)
Reclassification adjustment for realized gain (loss) on securities included in net loss			(83,752)	2,045	5,148
Other comprehensive income (loss)	2,176	(5,153)	(45,265)	118,637	7,691
Comprehensive loss	(422,014)	(208,156)	(652,148)	(305,842)	(294,403)
Less amount attributable to noncontrolling interest	(2,963)	(3,223)	(2,476)	5,878	4,324
Comprehensive loss attributable to the Company	$ (419,051)	$ (204,933)	$ (649,672)	$ (311,720)	$ (298,727)